Derivative Financial Instruments (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Derivative instruments gain (loss) recognized in Other Comprehensive Income
Beginning Balance	$ (2)	$ 2	$ (3)	$ 0
Mark-to-market loss (gain) on forward exchange contracts	(1)	1	0	3
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	1	(1)	1	(1)
Ending Balance	$ (2)	$ 2	$ (2)	$ 2